Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Preferred Class B [Member] Preferred Stock [Member]	Preferred Class B [Member] Preferred Stock [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	Preferred Class C [Member] Preferred Stock [Member]	Preferred Class C [Member] Preferred Stock [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	Total	Revision of Prior Period, Error Correction, Adjustment [Member]
Balance at Dec. 31, 2019							$ 239,280		$ (234,078)		$ 5,202
Beginning balance, shares at Dec. 31, 2019	249				24,340
Extinguishment of derivative liability upon exercise of warrant							3,199				3,199
Common stock issued for cash, net of fees					$ 1		19,995				19,996
Common stock issued for cash, net of fees, shares					113,694
Issuance of common stock from the cashless exercise of warrants					$ 1		(1)
Issuance of common stock from the cashless exercise of warrants, shares					35,045
Issuance of common stock from the exercise of warrants for cash							1,111				1,111
Issuance of common stock from the exercise of warrants for cash, shares					7,410
Preferred stock issued for cash							3,112				3,112
Preferred stock issued for cash, shares			9,440
Common stock issued on conversion of preferred stock					$ 1		(1)
Common stock issued on conversion of preferred stock, shares	(223)		(9,389)		65,035
Issuance of agent warrants							168				168
Beneficial conversion feature on issuance of convertible preferred stock							3,111				3,111
Deemed dividend related to the issuance of preferred stock							(3,111)				(3,111)
Accretion of convertible preferred stock discount							6,454				6,454
Deemed dividend related to the conversion of preferred stock							(6,454)				(6,454)
Stock based compensation							45				45
Stock based compensation, shares
Net loss									(7,029)		(7,029)
Balance at Dec. 31, 2020					$ 3		266,908		(241,107)		25,804
Ending balance, shares at Dec. 31, 2020	26		51		245,524
Stock based compensation							36				36
Stock based compensation, shares
Net loss									(2,633)		(2,633)
Extinguishment of derivative liability upon exercise of warrant							195				195
Issuance of common stock upon exercise of warrants for cash							196				196
Issuance of common stock upon exercise of warrants for cash, shares					1,303
Issuance of common stock from the cashless exercise of warrants
Issuance of common stock from the cashless exercise of warrants, shares					19
Balance at Mar. 31, 2021					$ 3		267,335		(243,740)		23,598
Ending balance, shares at Mar. 31, 2021	26		51		246,846
Balance at Dec. 31, 2020					$ 3		266,908		(241,107)		25,804
Beginning balance, shares at Dec. 31, 2020	26		51		245,524
Net loss											(7,175)
Balance at Sep. 30, 2021					$ 3		267,519		(248,282)		19,240
Ending balance, shares at Sep. 30, 2021	26		51		247,061
Balance at Dec. 31, 2020					$ 3		266,908		(241,107)		25,804
Beginning balance, shares at Dec. 31, 2020	26		51		245,524
Extinguishment of derivative liability upon exercise of warrant							195				195
Issuance of common stock from the cashless exercise of warrants
Issuance of common stock from the cashless exercise of warrants, shares					19
Issuance of common stock from the exercise of warrants for cash							196				196
Issuance of common stock from the exercise of warrants for cash, shares					1,302
Stock based compensation							309				309
Stock based compensation, shares					260
Net loss									(8,775)		(8,775)
Balance at Dec. 31, 2021					$ 3	$ 3	267,608	$ 267,608	(249,883)	$ (250,417)	17,728	$ 17,194
Ending balance, shares at Dec. 31, 2021	26	26	51	51	247,105	247,105
Balance at Mar. 31, 2021					$ 3		267,335		(243,740)		23,598
Beginning balance, shares at Mar. 31, 2021	26		51		246,846
Stock based compensation							80				80
Stock based compensation, shares					155
Net loss									(2,199)		(2,199)
Balance at Jun. 30, 2021					$ 3		267,415		(245,939)		21,479
Ending balance, shares at Jun. 30, 2021	26		51		247,001
Stock based compensation							104				104
Stock based compensation, shares					60
Net loss									(2,343)		(2,343)
Balance at Sep. 30, 2021					$ 3		267,519		(248,282)		19,240
Ending balance, shares at Sep. 30, 2021	26		51		247,061
Balance at Dec. 31, 2021					$ 3	$ 3	267,608	267,608	(249,883)	(250,417)	17,728	17,194
Beginning balance, shares at Dec. 31, 2021	26	26	51	51	247,105	247,105
Stock based compensation								102				102
Stock based compensation, shares					30
Net loss										(2,845)		(2,845)
Balance at Mar. 31, 2022					$ 3		267,710		(253,262)		14,451
Ending balance, shares at Mar. 31, 2022	26		51		247,135
Balance at Dec. 31, 2021					$ 3	$ 3	267,608	$ 267,608	(249,883)	$ (250,417)	17,728	$ 17,194
Beginning balance, shares at Dec. 31, 2021	26	26	51	51	247,105	247,105
Net loss											(8,081)
Balance at Sep. 30, 2022					$ 3		267,910		(258,498)		9,415
Ending balance, shares at Sep. 30, 2022	26		50		247,292
Balance at Mar. 31, 2022					$ 3		267,710		(253,262)		14,451
Beginning balance, shares at Mar. 31, 2022	26		51		247,135
Stock based compensation							88				88
Stock based compensation, shares					60
Net loss									(2,512)		(2,512)
Acquisition of subsidiary							22				22
Balance at Jun. 30, 2022					$ 3		267,820		(255,774)		12,049
Ending balance, shares at Jun. 30, 2022	26		51		247,195
Common stock issued on conversion of preferred stock
Common stock issued on conversion of preferred stock, shares			(1)		7
Stock based compensation							90				90
Stock based compensation, shares					90
Net loss									(2,724)		(2,724)
Balance at Sep. 30, 2022					$ 3		$ 267,910		$ (258,498)		$ 9,415
Ending balance, shares at Sep. 30, 2022	26		50		247,292